Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Capital
CET1 capital	$ 83,497	$ 86,611
Tier 1 capital	92,444	93,904
Total capital	105,353	104,952
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	531,381	475,842
Market risk	35,156	40,498
Operational risk	87,165	79,883
Total RWA	$ 653,702	$ 596,223
Capital ratios and Leverage ratio
CET1 ratio	12.80%	14.50%
Tier 1 capital ratio	14.10%	15.70%
Total capital ratio	16.10%	17.60%
Leverage ratio	4.20%	4.30%
Leverage ratio exposure	$ 2,219,019	$ 2,179,590
TLAC available and ratios
TLAC available	$ 179,902	$ 184,916
TLAC ratio	27.50%	31.00%
TLAC leverage ratio	8.10%	8.50%